CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	¥ 1,300,684	¥ 786,373
Accounts receivable, net	22,859	6,613
Real estate inventory	9,267,825	10,390,231
Contract assets	236,499	436,021
Prepaid and other current assets	493,819	299,343
Total current assets	11,321,686	11,918,581
Property and equipment, net	5,449,101	3,302,912
Intangible asset, net	54,138	71,730
Investments in marketable securities	20,844	7,867
Right-of-use assets, operating lease, net	154,613	204,029
Investments	46,394	44,525
Other assets	170,588	186,478
Total assets	17,217,364	15,736,122
Current liabilities:
Accounts payable	602,013	732,722
Current portion of notes payable	6,815,181	5,706,786
Contract liabilities	130,259	260,530
Current portion of operating lease liabilities	67,938	68,771
Accrued expenses and other current liabilities	356,856	355,164
Total current liabilities	7,972,247	7,123,973
Notes payable, net of current portion	4,598,151	5,437,668
Deferred tax liabilities, net	85,018	33,988
Operating lease liabilities, net of current portion	91,471	137,399
Other liabilities	233,109	240,030
Total liabilities	12,979,996	12,973,058
SHAREHOLDERS' EQUITY
Common stock, 50,000,000 shares authorized, 15,628,000 shares issued and 13,641,900 shares outstanding as of June 30, 2024, and 14,485,000 shares issued and 12,498,900 shares outstanding as of June 30, 2023 with no stated par value	1,206,765	344,145
Retained earnings	3,159,815	2,557,854
Treasury stock, at cost, 1,986,100 shares as of June 30, 2024 and June 30, 2023	(154,121)	(154,121)
Non-controlling interest	(7,558)	(6,769)
Accumulated translation gain	32,467	21,955
Total shareholders' equity	4,237,368	2,763,064
Total liabilities and shareholders' equity	¥ 17,217,364	¥ 15,736,122